Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Core_Banks	Dec. 31, 2022 USD ($)
Disclosure of offsetting of financial assets [line items]
Borrowings	$ 24,630	$ 26,688
Liabilities not offsetting under netting arrangements	12,060	15,326
Financial instruments offset under netting arrangements	18,129	26,341
Lease Liabilities	3,570	3,668
Statoil's Captive Insurance Company [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	2,030	$ 6,538
Liquidity risk [Member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme	5,000
Revolving credit facility	$ 6,000
Number of banks | Core_Banks	19
Credit facility maturity date	maturing in 2026
Maximum Percentage Of Repayment Of Long Term Funding		5.00%
Commodity price sensitivity [Member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Currency risk sensitivity [Member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	11.00%	12.00%
Interest rate sensitivity [Member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	1.30%	1.20%
Equity price risk [Member]
Disclosure of offsetting of financial assets [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Trade and other receivables [Member]
Disclosure of offsetting of financial assets [line items]
Financial instruments offset under netting arrangements	$ 14,006	$ 18,143
Trade and other receivables [Member] | Credit risk [Member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more	1.00%